Share capital (Details Narrative)												12 Months Ended
	Apr. 20, 2024 USD ($) shares	Apr. 20, 2024 SGD ($) shares	Apr. 17, 2024 USD ($) shares	Apr. 17, 2024 SGD ($) shares	Apr. 10, 2024 USD ($) shares	Apr. 10, 2024 SGD ($) shares	Feb. 18, 2024	Feb. 01, 2024 USD ($) shares $ / shares	Feb. 01, 2024 SGD ($) shares	Jun. 12, 2023 USD ($) shares	Jun. 12, 2023 SGD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares granted												5,900,000
Description of share capital							On February 18, 2024, the Company consolidated every five issued and unissued existing shares of par value of US$0.0001 each into one share of par value of US$0.0005 each.
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										359,940	359,940	8,152,574	34,026,203
Number of shares issued, value										$ 250,000	$ 329,825
Number of shares issued for service										1,397,600	1,397,600
Ordinary shares [member] | Employees [member]
IfrsStatementLineItems [Line Items]
Number of shares granted								5,900,000	5,900,000
Exercise price | $ / shares								$ 0.0001
Fair value of stock options								$ 2,690,000	$ 3,606,000
Ordinary shares [member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	33,333	33,333	34,000	34,000	100,000	100,000
Number of shares issued, value	$ 99,000	$ 126,765	$ 102,000	$ 130,607	$ 300,000	$ 384,138